Summary of Lease Expense Recognized on Straight-line Basis Over Lease Term (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Operating lease cost	$ 17	$ 61	$ 139	$ 177	$ 238	$ 202
Short-term lease cost
Total net lease cost	$ 17	$ 61	$ 139	$ 177	$ 238	$ 202